Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
Ordinary Shares Subject To Possible Redemption [Line Items]
Temporary Equity, Shares Outstanding		37,375,000	37,375,000
Common Class A [Member]
Ordinary Shares Subject To Possible Redemption [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Temporary Equity, Shares Outstanding	37,375,000			37,375,000	37,375,000
Common Class A [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Ordinary Shares Subject To Possible Redemption [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Temporary Equity, Shares Authorized	500,000,000
Temporary Equity, Shares Outstanding	37,375,000